Segment information (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of Segment Reporting Information, by Segment
Summarized segment information for the fiscal years ended March 31, 2021, March 31, 2022 and March 31, 2023:

	Fiscal year ended March 31,
	2021								2022
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total

	(In millions)
Net interest income/ (expense) (external)	Rs.	361,343.5	Rs.	278,431.0	Rs.	43,912.0	Rs.	683,686.5	Rs.	418,823.0	Rs.	297,694.0	Rs.	32,322.5	Rs.	748,839.5
Net interest income/ (expense) (internal)		176,420.0		(143,863.7)		(32,556.3)		—		141,001.2		(113,339.0)		(27,662.2)		—
Net interest revenue		537,763.5		134,567.3		11,355.7		683,686.5		559,824.2		184,355.0		4,660.3		748,839.5
Less: Provision for credit losses		145,822.0		8,411.4		—		154,233.4		122,622.6		4,356.9		—		126,979.5

Net interest revenue, after provision for credit losses		391,941.5		126,155.9		11,355.7		529,453.1		437,201.6		179,998.1		4,660.3		621,860.0
Non-interest revenue		175,447.7		72,420.1		5,107.9		252,975.7		203,468.5		55,813.2		11,292.5		270,574.2
Non-interest expense		(306,461.1)		(34,238.4)		(1,902.8)		(342,602.3)		(345,321.5)		(25,544.1)		(2,406.4)		(373,272.0)

Income before income tax	Rs.	260,928.1	Rs.	164,337.6	Rs.	14,560.8	Rs.	439,826.5	Rs.	295,348.6	Rs.	210,267.2	Rs.	13,546.4	Rs.	519,162.2

Income tax expense							Rs.	113,820.1							Rs.	132,559.2

Segment assets:
Segment total assets	Rs.	9,356,987.2	Rs.	7,011,959.9	Rs.	1,610,834.9	Rs.	17,979,782.0	Rs.	11,384,802.9	Rs.	8,106,671.0	Rs.	1,622,231.6	Rs.	21,113,705.5

	Fiscal year ended March 31,
	2023
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total

	(In millions)
Net interest income/(expense) (external)	Rs.	474,489.5	Rs.	367,857.6	Rs.	71,641.4	Rs.	913,988.5	US$	11,120.5
Net interest income/(expense) (internal)		168,806.2		(116,903.5)		(51,902.7)		—		—
Net interest revenue		643,295.7		250,954.1		19,738.7		913,988.5		11,120.5
Less: Provision for credit losses		86,920.2		(12,706.4)		—		74,213.8		903.0

Net interest revenue, after provision for credit losses		556,375.5		263,660.5		19,738.7		839,774.7		10,217.5
Non-interest revenue		252,576.6		42,286.9		(3,477.0)		291,386.5		3,545.1
Non-interest expense		(432,689.9)		(34,261.7)		(1,827.8)		(468,779.4)		(5,703.7)

Income before income tax	Rs.	376,262.2	Rs.	271,685.7	Rs.	14,433.9	Rs.	662,381.8	US$	8,058.9

Income tax expense							Rs.	166,117.4	US$	2,021.1

Segment assets:
Segment total assets	Rs.	13,599,750.2	Rs.	9,274,409.1	Rs.	2,881,464.7	Rs.	25,755,624.0	US$	313,366.9